Variable Interest Entities - Loan Delinquencies and Net Charge-offs (Details 7) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Total assets held by securitization VIEs	$ 364,200,000,000		$ 364,200,000,000		$ 391,100,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	300,319,000,000		300,319,000,000		326,516,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Prime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	132,042,000,000		132,042,000,000		143,764,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Subprime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	38,497,000,000		38,497,000,000		40,721,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Option Arms
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	33,412,000,000		33,412,000,000		35,786,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commercial Mortgage Backed and Other Securities [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	96,368,000,000		96,368,000,000		106,245,000,000
Prime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	31,444,000,000		31,444,000,000		33,093,000,000
Liquidation Losses	1,244,000,000	1,696,000,000	2,734,000,000	3,385,000,000
Subprime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	15,186,000,000		15,186,000,000		15,456,000,000
Liquidation Losses	616,000,000	951,000,000	1,616,000,000	2,116,000,000
Option Arms | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	10,358,000,000		10,358,000,000		10,788,000,000
Liquidation Losses	465,000,000	637,000,000	908,000,000	1,226,000,000
Commercial Mortgage Backed and Other Securities [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	5,064,000,000		5,064,000,000		5,791,000,000
Liquidation Losses	250,000,000	116,000,000	454,000,000	143,000,000
Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
90 days past due	62,052,000,000		62,052,000,000		65,128,000,000
Liquidation Losses	2,575,000,000	3,400,000,000	5,712,000,000	6,870,000,000
Securitized loans in which the firm has no continuing involvement	55,700,000,000		55,700,000,000		56,000,000,000
Prime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Total assets held by securitization VIEs	140,300,000,000		140,300,000,000		153,100,000,000
Subprime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Total assets held by securitization VIEs	41,600,000,000		41,600,000,000		44,000,000,000
Option Arms
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Total assets held by securitization VIEs	$ 33,700,000,000		$ 33,700,000,000		$ 36,100,000,000